Related Parties (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 27, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related party payables		$ 0		$ 1,505,100	$ 1,375,100
Number of option exercised					2,657,698
Stock price		$ 0.73		$ 0.73
Term	18 months
Related party loan		$ 517,875		$ 429,432	$ 302,934
Repayments of Related Party Loan		(120,106)
Canfield [Member]
Number of option exercised				0
Stock price				$ 0.54
Term				1 year
Related party loan				$ 197,849
Repayments of Related Party Loan				(78,701)
WesBev
Related party payables		50,000
Chief Executive Officer [Member]
Related party payables		$ 517,875		$ 429,432	$ 302,934
Number of option exercised					312,000
Proceeds from Stock Options Exercised					$ 2,657,698
Stock price					$ 0.12